Receivables from Supply Chain Solutions	6 Months Ended
Jun. 30, 2021
Receivable Related To Supply Chain Business [Abstract]
RECEIVABLES FROM SUPPLY CHAIN SOLUTIONS

 Note 5 — RECEIVABLES FROM SUPPLY CHAIN SOLUTIONS

As of June 30, 2021 and December 31, 2020, the balance of receivables from supply chain solutions amounted to $36,049,943 and $10,741,981, respectively. The age of these financing receivables is generally within 12 months. Since the related suppliers pledge their inventory to guarantee the repayment of these receivables in the short term, no provision for doubtful accounts was recorded for the six months ended June 30, 2021 and for the year ended December 31, 2020.